Income Taxes - PRC subsidiaries (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)
Income Taxes
Current	¥ (73,221)	$ (10,546)	¥ (88,861)	¥ (86,367)
Deferred	1,841	265	283	(1,727)
Income tax expense	¥ (71,380)	$ (10,281)	¥ (88,578)	¥ (88,094)